UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Cullen Enhanced Equity Income ETF

Ticker: DIVP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Cullen Enhanced Equity Income ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/ETF/DIVP/#. You can also request this information by contacting us at 877.485.8586.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cullen Enhanced Equity Income ETF	$55	0.55%

How did the Fund perform in the last year?

The strategy delivered its focus on income generation from dividends and premiums from call options and the yield on the ETF was in the range of 6.0-7.5% throughout the year.

From a total return perspective compared to its benchmark, the BXM index, the strategy underperformed. During the period, the strategy’s performance was significantly impacted by its holdings in deep value, high-dividend names. The Fiscal Year includes the strong 4Q 2024 gain by the S&P 500 Index, which is the underlying strategy for the BXM. This quarter accounts for about half of the BXM’s total return.

The equity market’s gains continued to mark stratified returns throughout the timeframe, as investors preferred specific sectors and equites within them, and focused most attention on earnings growth and growth style factors, while selling high dividend and value factors.  Underperformance was most pronounced in the Information Technology, Communications Services, and Consumer Discretionary sectors.  DIVP outperformed with its Financials allocations.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Cullen Enhanced Equity Income ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 BuyWrite Index (USD)Footnote Reference†
Mar/24	$10,000	$10,000	$10,000
Mar/24	$10,387	$10,303	$10,223
Jun/24	$10,165	$10,744	$10,374
Sep/24	$11,088	$11,376	$10,949
Dec/24	$10,595	$11,650	$11,583
Mar/25	$11,212	$11,153	$11,224
Jun/25	$11,079	$12,373	$11,437
Sep/25	$11,183	$13,378	$11,841

Since its inception on March 6, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877.485.8586 or visit https://www.cullenfunds.com/US/P/ETF/DIVP/# for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	CBOE – Chicago Board Options Exchange

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Cullen Enhanced Equity Income ETF	0.85%	7.38%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	20.37%
Cboe S&P 500 BuyWrite Index (USD)Footnote Reference†	8.15%	11.37%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,037,295	40	$102,980	138%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 14.1%
Consumer Staples 13.9%
Health Care 13.3%
Energy 10.2%
Industrials 9.8%
Communication Services 9.0%
Utilities 7.3%
Information Technology 7.2%
Real Estate 6.9%
Materials 4.4%
Consumer Discretionary 2.1%
Written Options -0.1%

Value	Value
Written Options	-0.1%
Consumer Discretionary	2.1%
Materials	4.4%
Real Estate	6.9%
Information Technology	7.2%
Utilities	7.3%
Communication Services	9.0%
Industrials	9.8%
Energy	10.2%
Health Care	13.3%
Consumer Staples	13.9%
Financials	14.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Medtronic PLC	4.1%
Cisco Systems	4.0%
VICI Properties, Cl A	3.9%
PPL	3.7%
Duke Energy	3.6%
Verizon Communications	3.6%
ConocoPhillips	3.6%
EOG Resources	3.6%
Merck and Company Inc	3.4%
Sysco	3.4%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877.485.8586

  https://www.cullenfunds.com/US/P/ETF/DIVP/#

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877.485.8586 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors’ Inner Circle Fund II

Cullen Enhanced Equity Income ETF: DIVP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: September 30, 2025

DIVP-AR-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. (“Cohen”) related to Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$75,750	None	None	$15,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Predecessor Fund that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Predecessor Fund that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$29,394	None	None	$30,000(3)	None	None
(b)	Audit-Related Fees	None	None	None	$5,000(3)	None	None
(c)	Tax Fees(2)	None	None	None	$7,400(3)	None	None
(d)	All Other Fees	None	None	None	None	None	None

E&Y billed the Trust aggregate fees for services rendered to the Predecessor Fund for the 2024 fiscal year as follows:

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include federal, state, and excise tax reviews.

(3)	Fees billed by E&Y related to the Vontobel U.S. Equity Institutional Fund (the “Predecessor Fund”). E&Y billed the Advisers Investment Trust aggregate fees for services rendered to the Predecessor Fund for the 2024 fiscal year.

(e)(1)   The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)   Percentage of fees billed by Cohen applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)        Not applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal-year-ended September 30th were $0 for 2025.

The aggregate non-audit fees and services billed by E&Y for services rendered to the Predecessor Fund’s Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) of the Predecessor Fund, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal-year-ended September 30th was $7,400 for 2024.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

CULLEN

CAPITAL MANAGEMENT

Cullen Enhanced Equity Income ETF

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Investment Adviser:
Cullen Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

ENHANCED EQUITY INCOME ETF

SEPTEMBER 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	15
Notice to Shareholders (Unaudited)	16
Other Information (Form N-CSR Items 8-11) (Unaudited)	17

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

  ENHANCED EQUITY INCOME ETF

    SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value
Communication Services — 9.0%
BCE	39,761	$930,010
Comcast, Cl A	28,663	900,591
Verizon Communications	28,210	1,239,830
		3,070,431
Consumer Discretionary — 2.1%
Genuine Parts (a)	5,238	725,987

Consumer Staples — 13.9%
Altria Group	15,437	1,019,768
Diageo ADR	9,703	925,957
Kenvue	47,355	768,572
Keurig Dr Pepper	33,526	855,248
Sysco	13,971	1,150,372
		4,719,917
Energy — 10.2%
ConocoPhillips	12,966	1,226,454
EOG Resources	10,904	1,222,556
Exxon Mobil	9,196	1,036,849
		3,485,859
Financials — 14.1%
Bank of America (a)	22,197	1,145,143
Citigroup (a)	9,835	998,253
JPMorgan Chase	2,922	921,686
PNC Financial Services Group	3,501	703,456
Truist Financial (a)	22,455	1,026,643
		4,795,181
Health Care — 13.3%
Becton Dickinson	5,489	1,027,376
Bristol-Myers Squibb	20,843	940,019
Medtronic PLC	14,807	1,410,219
Merck and Company Inc	13,774	1,156,052
		4,533,666
Industrials — 9.8%
General Dynamics	2,188	746,108
Norfolk Southern	2,406	722,787
PACCAR (a)	11,244	1,105,510
United Parcel Service, Cl B	8,961	748,512
		3,322,917
Information Technology — 7.2%
Cisco Systems	20,125	1,376,953
International Business Machines	3,783	1,067,411
		2,444,364
Materials — 4.4%
PPG Industries	8,147	856,331
Smurfit WestRock	14,731	627,099
		1,483,430
Real Estate — 6.9%
Healthpeak Properties ‡	54,529	1,044,230
VICI Properties, Cl A ‡	40,600	1,323,966
		2,368,196
Utilities — 7.3%
Duke Energy (a)	10,038	1,242,202
PPL	33,473	1,243,857
		2,486,059
Total Common Stock
(Cost $33,067,927)		33,436,007

Total Investments - 98.2%
(Cost $33,067,927)		$33,436,007

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

ENHANCED EQUITY INCOME ETF

SEPTEMBER 30, 2025

WRITTEN OPTIONS — (0.1)%
Value
Total Written Options
(Premiums Received $46,097)	$(43,314)

A list of open exchange traded options contracts for the Fund at September 30, 2025, is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Altria Group	(154)	$(1,017,324)	$67.5	10/17/25	$(8,624)
Bank of America Corp	(111)	(572,649)	55	10/17/25	(2,997)
Citigroup	(50)	(507,500)	110	10/17/25	(2,800)
Duke Energy	(100)	(1,237,500)	125	10/17/25	(12,100)
Genuine Parts	(52)	(720,720)	145	10/17/25	(4,160)
PACCAR	(57)	(560,424)	100	10/17/25	(10,260)
Truist Financial Corp	(113)	(516,636)	48	10/17/25	(2,373)

Total Written Options		$(5,132,753)			$(43,314)

Percentages are based on Net Assets of $34,037,295.

(a)	All or a portion of these securities has been pledged and/or segregated as collateral for written options contracts. The Fair Value of the securities pledged as collateral is $4,115,429.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,436,007	$—	$—	$33,436,007
Total Investments in Securities	$33,436,007	$—	$—	$33,436,007

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(39,154)	$(4,160)	$–	$(43,314)
Total Other Financial Instruments	$(39,154)	$(4,160)	$–	$(43,314)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

  ENHANCED EQUITY INCOME ETF

  SEPTEMBER 30, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $33,067,927)	$33,436,007
Cash	559,417
Dividend and Interest Receivable	85,324
Reclaim Receivable	7,492
Receivable for Investment Securities Sold	7,272
Total Assets	34,095,512
Liabilities:
Written Options, at Value (Premiums Received $46,097)	43,314
Payable for Management Fees	14,903
Total Liabilities	58,217
Net Assets	$34,037,295
Net Assets Consist of:
Paid-in Capital	$33,931,076
Total Distributable Earnings	106,219
Net Assets	$34,037,295
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,350,000
Net Asset Value, Offering and Redemption Price Per Share	$25.21

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

  ENHANCED EQUITY INCOME ETF

  FOR THE YEAR ENDED SEPTEMBER 30, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$717,992
Interest	8,786
Less: Foreign Taxes Withheld	(9,039)
Total Investment Income	717,739
Expenses:
Management Fees	102,980
Total Expenses	102,980
Net Investment Income	614,759
Net Realized Gain(Loss) on:
Investments(1)	(525,346)
Written Options	378,109
Net Realized Gain(Loss)	(147,237)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(103,424)
Written Options	807
Net Change in Unrealized Appreciation (Depreciation)	(102,617)
Net Realized and Unrealized Gain(Loss)	(249,854)
Net Increase in Net Assets Resulting from Operations	$364,905

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 7 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

  ENHANCED EQUITY INCOME ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Period Ended September 30, 2024*
Operations:
Net Investment Income	$614,759	$156,563
Net Realized Gain/(Loss)	(147,237)	168,450
Net Change in Unrealized Appreciation (Depreciation)	(102,617)	473,480
Net Increase in Net Assets Resulting From Operations	364,905	798,493
Distributions:	(765,824)	(291,355)
Return of Capital:	(516,432)	–
Capital Share Transactions:
Issued	24,914,943	9,532,565
Net Increase in Net Assets From Capital Share Transactions	24,914,943	9,532,565
Total Increase in Net Assets	23,997,592	10,039,703
Net Assets:
Beginning of Year/Period	10,039,703	–
End of Year/Period	$34,037,295	$10,039,703
Shares Transactions:
Issued	975,000	375,000
Net Increase in Shares Outstanding From Share Transactions	975,000	375,000

*	Commenced operations March 6, 2024. Amount designated as "-" is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

  ENHANCED EQUITY INCOME ETF

FINANCIAL HIGHLIGHTS

    Selected Per Share Data & Ratios

    For a Share Outstanding

    Throughout the Year/Period

	Year Ended September 30, 2025	Period Ended September 30, 2024 *
Net Asset Value, Beginning of Year/Period	$26.77	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.84	0.53
Net Realized and Unrealized Gain (Loss)	(0.65)	2.14
Total from Investment Operations	0.19	2.67
Dividends and Distributions:
Net Investment Income	(0.83)	(0.90)
Net Realized Gain (Loss)	(0.26)	—
Return of Capital	(0.66)	—
Total Dividends and Distributions	(1.75)	(0.90)
Net Asset Value, End of Year/Period	$25.21	$26.77
Total Return‡	0.85%	10.88%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$34,037	$10,040
Ratio of Expenses to Average Net Assets	0.55%	0.55	%††
Ratio of Net Investment Income to Average Net Assets	3.30%	3.64	%††
Portfolio Turnover Rate	138%§	93	%§

*	Commenced operations March 6, 2024.
†	Per share data calculated using average shares method.
††	Annualized.
‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
§	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

Amount designated as "-" is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the Cullen Enhanced Equity Income ETF (the “Fund”). The Fund seeks long-term capital appreciation and current income. The Fund operates as an exchange traded fund (“ETF”). Cullen Capital Management, LLC (The “Adviser”) serves as the investment adviser to the Fund. The Fund commenced operations on March 6, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange") Market prices for shares of the Fund may be different from their net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates —The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no said reported sale on the valuation date, then long positions are valued at the most-recent bid price, and short positions are valued at the most-recent ask price.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of September 30, 2025, there were no securities held by the Fund which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country's tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least annually and makes distributions of its net capital gains, if any, at least once a year. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $250 per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $250 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Written/Purchased Options — When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the written or purchased option. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written options are reported on the Statement of Operations as net realized gain or loss on written options and net change in unrealized appreciation or depreciation on written options. Written options transactions entered into during the year ended September 30, 2025 are subject to equity risk.

3. Derivative Transactions:

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities	Value	and Liabilities	Value
Equity contracts	Investments, at value	$–	Written Options, at value	$43,314
Total Derivatives not accounted for as hedging instruments		$–		$43,314

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2025:

Amount of realized gain (loss) on derivatives recognized in income:

Written
Options
Equity contracts	$378,109

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Written
Options
Equity contracts	$807

The following table discloses the average quarterly balances of the Fund’s option contracts activity during the period ended September 30, 2025.

Options:

Equity

Average Notional Balance Long†	–
Average Notional Balance Short†	$(2,819,349)

†	Represents cost and premiums, respectively.

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the average daily net assets of the Fund. For the year ended September 30, 2025, the Fund did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the year ended September 30, 2025, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund. This advisory fee is a unitary management fee designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays all expenses of the Fund, except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

7. Investment Transactions:

For the year ended September 30, 2025, the Fund made purchases of $26,111,910 and sales of $26,053,633 in investment securities other than long-term U.S. Government, short-term securities and written options. The purchases and sales balances associated with the creation orders of $24,230,530 and redemption orders of $0, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights.

For the year ended September 30, 2025, there were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise. During the year ended September 30, 2025, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

The tax character of dividends and distributions paid during the year or period ended September 30, 2025, were as follows:

	Ordinary Income	Return of Capital	Total
2025	$765,824	$516,432	$1,282,256
2024	291,355	—	291,355

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Post-October Losses	$(50,627)
Unrealized Appreciation	291,242
Other Temporary Differences	(134,396)
Total Distributable Earnings	$106,219

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at September 30, 2025, were as follows:

	Aggregate Gross Unrealized	Aggregate Gross Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$33,147,548	$1,788,084	$(1,496,842)	$291,242

9. Concentration of Risks:

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk — The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

ETF Risks — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

Trading Risk — Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in the Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. For example, trading in the Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. In addition, there can be no assurance that the requirements necessary to maintain the listing of the Fund’s shares on the Exchange will continue to be met or will remain unchanged.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to its NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk — Because the Fund can invest in foreign securities, including ADRs and securities denominated in foreign currencies, it will be subject to certain risks not typically associated with domestic securities. ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, and are subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your investment in the Fund.

Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which reduces income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk — Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars. The value of the Fund’s assets measured in U.S. dollars can also be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

Derivatives Risk — Options are subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Counterparty credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. A description of the risks associated with the Fund’s use of covered call options is set forth below:

Covered Call Risk — Covered call risk is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the underlying equity security above the sum of the premium and the strike price of the call. In addition, as the Fund sells (writes) covered call option contracts over more of its portfolio, its ability to benefit from capital appreciation becomes more limited which may negatively affect the investment return.

Value Investing Risk — The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Investing in ETFs Risk —To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Counterparty Credit Risk — The Fund may have exposure to the credit risk of counterparties with which it deals in connection with the investment of its assets, whether engaged in exchange-traded or off-exchange transactions or through brokers, dealers, custodians and exchanges through which it engages. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its unsettled or open contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. In addition, the Fund currently intends to engage in such investment transactions with a single counterparty, which increases the Fund’s exposure to counterparty credit risk. The counterparties with which the Fund may transact generally are major, global financial institutions. The Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting the financial services sector.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

10. Other:

At September 30, 2025, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund's Distributor.

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Cullen Enhanced Equity Income ETF

and Board of Trustees of The Advisors’ Inner Circle Fund II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cullen Enhanced Equity Income ETF (the “Fund”), a series of The Advisors’ Inner Circle Fund II as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period March 6, 2024 (commencement of operations) through September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets and financial highlights for the year then ended and for the period March 6, 2024 (commencement of operations) through September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 26, 2025

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a September 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2025, the Fund are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total	Qualifying for Corporate Dividends Received Deduction(1)
67.43%	0.00%	32.57%	100.00%	70.80%

Qualifying Dividend Income(2)	U.S Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)
80.58%	0.00%	1.02%	100.00%	0.00%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

4.	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

6.	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending September 30, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
SEPTEMBER 30, 2025

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Cullen Enhanced Equity Income ETF

645 5th Avenue, Suite 1201

New York, NY 10022

Investment Adviser:

Cullen Capital Management, LLC

645 5th Avenue, Suite 1201

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CUL-AR-001-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)        There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)   Code of Ethics attached hereto.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 5, 2025